Intangible Assets, Net and Goodwill - Assumptions used in fair value calculations of goodwill and intangible assets (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023 multiple
Minimum | Cable and Sky
Intangible Assets, Net and Goodwill
Long-term growth rate (as a percentage)	2.00%
Post-tax discount rate (as a percentage)	11.00%
Pre-tax discount rate	14.00%
Multiple of sales	1.7
Multiple of EBITDA (as defined)	3.8
Minimum | Cable
Intangible Assets, Net and Goodwill
Long-term growth rate (as a percentage)		3.70%
Post-tax discount rate (as a percentage)		11.40%
Pre-tax discount rate		13.30%
Multiple of sales		2
Multiple of EBITDA (as defined)		6.1
Maximum | Cable and Sky
Intangible Assets, Net and Goodwill
Long-term growth rate (as a percentage)	3.70%
Post-tax discount rate (as a percentage)	11.30%
Pre-tax discount rate	14.30%
Multiple of sales	3.7
Multiple of EBITDA (as defined)	7.9
Maximum | Cable
Intangible Assets, Net and Goodwill
Long-term growth rate (as a percentage)		3.70%
Post-tax discount rate (as a percentage)		12.20%
Pre-tax discount rate		16.00%
Multiple of sales		2.8
Multiple of EBITDA (as defined)		7.4